UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07096
                 ----------------------------------------------

                   INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30, 2003

Date of reporting period: March 31, 2003

Item 1. Reports to Stockholders.

         [LOGO] UBS
                Global Asset Management

         Investment Grade Municipal Income Fund Inc.

         Semiannual Report

         March 31, 2003

Investment Grade Municipal Income Fund Inc.

May 15, 2003

Investment Grade Municipal
Income Fund Inc.

Investment goal:
High level of current income
exempt from federal income tax,
consistent with preservation of
capital.

Portfolio Manager:
William Veronda, UBS Global
Asset Management (US) Inc.

Commencement:
November 6, 1992

NYSE Symbol:
PPM

Dividend Payments:
Monthly

Dear Shareholder,

We present you with the semiannual report for Investment Grade Municipal Income Fund Inc. for the six months ended March 31, 2003.

An Interview with Portfolio Manager William Veronda

Q.    How did the Fund perform during the period relative to its peers?

A. For the six months ended March 31, 2003, the Fund's net asset value return grew 2.77% and its market price return declined 1.39%. The Lipper General Municipal Debt Funds (Leveraged) Median's net asset value rose 0.36% and its market price declined 0.64%, respectively. (For more performance information, please refer to "Performance At A Glance" on page 5).

Q.    Can you describe the economic environment during the period?

A. As the reporting period began in October 2002, the economy appeared to be on the road to recovery. Third quarter's gross domestic product (GDP) figure had just been announced at 4.0%, a move in the right direction after second quarter's anemic 1.3% growth rate. However, hopes for economic recovery dimmed when fourth quarter's GDP came in at 1.4%.

      By the time the review period wound down in March, little about this economic picture had changed. Fears concerning a potential war with Iraq were replaced by fears over the longevity and cost of the war after it began. It was also clear that other factors, including the heightened threat of terrorism and saber-rattling in North Korea were continuing to weigh heavily on the forces that drive economic growth. This was ultimately reflected in the advance GDP figure for first quarter 2003, which came in at 1.6%.

Q. How did the Federal Reserve Board (the "Fed") react to the weakening economy?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot". Thus, after holding interest rates steady during the first ten months of 2002, the Fed, at its November meeting, moved to lower the


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                                                                               1

Investment Grade Municipal Income Fund Inc.

      federal funds rate one half of a percentage point to 1.25%--a 41-year low. Since that time, the Fed has held rates steady--most recently at its May 6, 2003 meeting.

Q.    How did the bond market perform during the six-month period?

A. The bond market performed well, although there were periods of volatility due to the uncertainty engendered by the economy and the situation in Iraq. Looking at the period as a whole, bond prices rose as investors were drawn to the relative safety offered by fixed income securities, including municipal bonds.

Q. During the last several years, interest rates have substantially declined. Has this affected the Fund?

A. Yes, it has. A number of issuers have chosen to call, or buy back, their bonds before their stated maturity dates. By doing so, the issuers can then issue new securities at today's lower rates, and thus cut their borrowing costs. We are using the proceeds we receive from these involuntary sales to purchase bonds offering lower coupons. Because of this trend, however, we are taking special care to thoroughly investigate any call provisions in the bonds we are considering for the Fund.

Q. The Fund's NAV returns were better than the average return of its peers. What were some of the factors that led to these results?

A. The Fund benefited from our strategy to reposition the portfolio from one with a shorter-than-average duration to one that was more neutral to its peer group. As we explained in the last report to shareholders, we've been emphasizing bonds with longer durations, typically those with maturities that more accurately reflect the municipal market as a whole. This strategy has increased our flexibility to purchase what we believe are attractively structured and priced municipal securities.

Q. When purchasing new bonds for the portfolio, are you targeting a specific duration range and yield?

A. Yes, we are emphasizing bonds with approximately a 10-year call and a maturity in the 15- to 20-year range. We believe these issues allow us to maximize yield relative to market volatility. Additionally, we're looking for bonds that offer a yield premium of 50 to 100 basis points versus what is currently available in the marketplace (a basis point is 1/100 of a percentage point).


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2

Investment Grade Municipal Income Fund Inc.

Q. Are there any areas of the investment grade municipal market that you're emphasizing?

A. We like the fundamentals offered by essential service revenue bonds, including revenue-producing utilities--in particular, select electric power revenue bonds. We're seeing a rebound in this area due to a reversal in the deregulation that led to severe problems in states such as California.

      We're also drawn to select airport revenue bonds. While the airline industry is extremely weak, we believe many airport bonds offer compelling opportunities, since the need for airfreight and transportation will continue to be a vital component of our economy.

Q. Can you share some examples of specific securities that were added to, or eliminated from, the portfolio during the period?

A. One example of the type of security we're emphasizing is Gainesville Utilities Systems bonds. This is a revenue-generating security that offers a yield of 4.54%, with a 17-year maturity and a call date of 10 years. Based on our extensive credit analysis, we also added Augustana College bonds to the portfolio. Augustana, founded in 1860, is a private liberal arts and sciences college in Illinois, with a student population of 2,200. We were drawn to its strong fundamentals, which include a substantial endowment that equals one half of its outstanding debt. Its bonds offer a healthy 5.58% yield and mature in 9 years.

      Conversely, we eliminated our position in New York City Transitional Financing Authority Revenue bonds. We were concerned about the fundamentals of this security, based on the weakness in the city's economy, and, in particular, because of the smaller tax revenues coming from the city's financial services organizations. While these bonds are still investment grade, we chose to proactively exit the position based on our credit concerns.

Q. What is your outlook for the economy, and how do you anticipate positioning the Fund's portfolio going forward?

A. The economy clearly failed to gain any momentum during the period, and we believe it is likely to expand only modestly in the coming months. In terms of interest rates, the outlook remains cloudy at best, due to the uncertainties surrounding the war in Iraq and its effect on economic growth.

      On a strategy level, the mounting state budget deficits have drawn our attention. Numerous states have seen their budget surpluses dry up and become


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                                                                               3

Investment Grade Municipal Income Fund Inc.

      substantial deficits. In fact, over 90% of the states are now experiencing shortfalls, with a record $80 billion nationwide deficit projected for fiscal year 2004 (which begins on July 1, 2003). In many cases, states have been reluctant to make the necessary spending cuts or to implement tax increases necessary to bring their budgets in line. Because of this, we will continue to avoid state credits that do not meet our stringent quality requirements. Finally, given the uncertain interest rate environment, we intend to keep the Fund's duration neutral to the benchmark. In summary, we'll seek to add value through careful attention to coupon, call, maturity structure and credit analysis.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,


Joseph A. Varnas
President
Investment Grade Municipal Income Fund Inc.
Head of Product, Technology and Operations
UBS Global Asset Management (US) Inc.

William Veronda
Portfolio Manager
Investment Grade Municipal Income Fund Inc.
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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4

Investment Grade Municipal Income Fund Inc.

Performance At A Glance

Average Annual Return, Periods Ended 3/31/03

Net Asset Value Returns                                     6 months       1 year      5 years     10 years
===========================================================================================================
Investment Grade Municipal Income Fund Inc.                    2.77%        10.71%       5.48%       6.49%
-----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) Median         0.36         12.01        5.80        6.56
===========================================================================================================

Market Price Returns
===========================================================================================================
Investment Grade Municipal Income Fund Inc.                   -1.39%         5.75%       6.48%       6.51%
-----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) Median        -0.64         12.39        5.74        5.92
===========================================================================================================

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of one year or less are cumulative.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

Share Price, Dividend and Yields as of 3/31/03
====================================================
Market Price                              $ 14.72
----------------------------------------------------
Net Asset Value (per share applicable
to common shareholders)                   $ 16.24
----------------------------------------------------
6-Month Net Investment Income
Dividend (ended 3/31/03)                  $  0.48
----------------------------------------------------
March 2003 Dividend                       $  0.08
----------------------------------------------------
Market Yield*                                6.52%
----------------------------------------------------
NAV Yield*                                   5.91%
----------------------------------------------------
IPO Yield*                                   6.40%
====================================================

* Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the March dividend by 12 and dividing by the initial public offering price. Prices and yields will vary.


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                                                                               5

Investment Grade Municipal Income Fund Inc.

Portfolio Statistics

Characteristics                3/31/03      9/30/02     3/31/02
===============================================================
Net Assets Applicable to
Common Shareholders (mm)      $  168.2    $  170.5     $  162.9
---------------------------------------------------------------
Weighted Average Maturity*    13.4 yrs    13.7 yrs     14.1 yrs
---------------------------------------------------------------
Weighted Average Duration*     5.5 yrs     4.7 yrs      4.8 yrs
---------------------------------------------------------------
Weighted Average Coupon*          5.6%        5.8%         6.0%
---------------------------------------------------------------
AMT Paper**                         0%          0%           0%
---------------------------------------------------------------
Leverage**                       32.1%       31.3%        32.7%
---------------------------------------------------------------
Callable/Maturing Within
 Five Years*                     13.9%       19.1%        15.6%
---------------------------------------------------------------
Callable/Maturing Beyond
 Five Years*                     86.1%       80.9%        84.4%
===============================================================
Credit Quality***                3/31/03   9/30/02      3/31/02
===============================================================
AAA/Aaa                           63.7%       66.6%       72.0%
---------------------------------------------------------------
AA/Aa                             31.9        30.2        33.6
---------------------------------------------------------------
A/A                               16.8        12.5        13.6
---------------------------------------------------------------
BBB/Baa                           13.1        14.4        13.6
---------------------------------------------------------------
BB/Ba                              0.0         0.4         0.6
---------------------------------------------------------------
SP-1/MIG-1                         7.3         7.1         1.0
---------------------------------------------------------------
A1/P1                              0.0         4.3         0.1
---------------------------------------------------------------
Nonrated                          13.3        12.4        13.0
---------------------------------------------------------------
Liabilities in Excess of Cash
 and Other Assets                  1.5        (1.0)        1.6
---------------------------------------------------------------
Liquidation Value of
 Auction Preferred Shares        (47.6)      (46.9)      (49.1)
---------------------------------------------------------------
Total                            100.0%      100.0%      100.0%
===============================================================

Top Ten States*** 3/31/03                    9/30/02                       3/31/02
===================================================================================
Texas              27.6%    Texas               30.1%    Texas                30.2%
-----------------------------------------------------------------------------------
California         12.3     Illinois            19.5     Indiana              15.1
-----------------------------------------------------------------------------------
Indiana            11.3     Indiana             11.3     Illinois             14.0
-----------------------------------------------------------------------------------
Illinois           10.7     New York             7.2     New York              9.9
-----------------------------------------------------------------------------------
North Carolina      9.7     California           6.1     Washington            6.6
-----------------------------------------------------------------------------------
Florida             6.7     North Carolina       5.7     California            5.9
-----------------------------------------------------------------------------------
Colorado            5.4     Colorado             5.4     North Carolina        5.6
-----------------------------------------------------------------------------------
Massachusetts       5.2     Connecticut          5.2     Colorado              5.4
-----------------------------------------------------------------------------------
Michigan            4.9     Washington           4.8     Connecticut           5.4
-----------------------------------------------------------------------------------
Pennsylvania        4.7     Pennsylvania         4.7     Kentucky              4.9
-----------------------------------------------------------------------------------
Total              98.5%                       100.0%                        103.0%
===================================================================================

Top Five Sectors***     3/31/03                9/30/02                3/31/02
=============================================================================
Power                    32.4%    Lease         19.7%    Water          20.4%
-----------------------------------------------------------------------------
Lease                    20.2     Hospital      19.5     Lease          20.2
-----------------------------------------------------------------------------
Pre-refunded             13.7     Power         14.2     Power          14.6
-----------------------------------------------------------------------------
Sewer                    10.5     Water         11.7     Hospital       14.6
-----------------------------------------------------------------------------
Water                     7.6     Housing        8.4     Housing         9.4
-----------------------------------------------------------------------------
Total                    84.4%                  73.5%                   79.2%
=============================================================================

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
**    As a percentage of total assets as of the dates indicated.
*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard & Poor's Ratings Group and Moody's Investor Services, Inc. Both are independent rating agencies.


--------------------------------------------------------------------------------
6

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
  Amount                                        Moody's    S&P    Maturity   Interest
  (000)                                         Rating   Rating    Dates      Rates          Value
=====================================================================================================
Long-Term Municipal Bonds--138.76%
=====================================================================================================
Alabama--3.66%
 $4,600 Jefferson-County Sewer Revenue-
         Series A (FGIC Insured)                 Aaa       AAA   02/01/27    5.375%       $ 4,712,148
-----------------------------------------------------------------------------------------------------
  1,500 Phenix City Industrial Development
         Board Environmental
         Improvement Revenue-Series B
         (Meadwest Vaco Insured)                 Baa2      BBB   05/15/30    6.100          1,450,710
-----------------------------------------------------------------------------------------------------
                                                                                            6,162,858
=====================================================================================================
Arizona--1.54%
  2,380 Arizona State Transportation Board
         Highway Revenue-Series B                Aa1       AAA   07/01/18    5.250          2,583,062
=====================================================================================================
Arkansas--1.09%
  1,790 Little Rock Capital Improvement
         Revenue Parks & Recreation
         Projects-Series A                        NR       NR    01/01/18    5.700          1,842,912
=====================================================================================================
California--8.82%
  5,000 California State Department Water
         Resources Revenue-Series A               A3      BBB+   05/01/16    5.875          5,624,800
-----------------------------------------------------------------------------------------------------
  3,000 California Statewide Communities
         Development Authority
         Irvine Apartment Communities-
         Series A-3                              Baa2      BBB   05/15/25+   5.100          3,171,600
-----------------------------------------------------------------------------------------------------
  2,150 Fontana Redevelopment Agency Tax
         Allocation Jurupa Hills
         Redevelopment Project A                  NR      BBB+   10/01/17    5.500          2,250,211
-----------------------------------------------------------------------------------------------------
  3,500 Metropolitan Water District of
         Southern California Waterworks-
         Series A                                Aaa       AAA   03/01/18    5.250          3,795,015
-----------------------------------------------------------------------------------------------------
                                                                                           14,841,626
=====================================================================================================
Colorado--5.39%
  5,950 Arapahoe County Capital
-----------------------------------------------------------------------------------------------------
        Improvement Trust Fund Highway
         Revenue (Pre-refunded with
         U.S. Government Securities to
         08/31/05 @ 103)                         Aaa       AAA   08/31/26    7.000          6,908,426
-----------------------------------------------------------------------------------------------------
  2,000 University of Colorado Participation
         Interests                                NR       A-    12/01/13    6.000          2,152,160
-----------------------------------------------------------------------------------------------------
                                                                                            9,060,586
=====================================================================================================
Connecticut--1.77%
  2,900 Connecticut Housing Finance
-----------------------------------------------------------------------------------------------------
        Authority Housing Mortgage
         Finance Program-Series A & B            Aaa       AAA   05/15/14    6.200          2,974,472
=====================================================================================================
Florida--6.63%
  2,540 First Governmental Financing
         Commission Revenue-Series B
         (AMBAC Insured)                         Aaa       NR    07/01/15    5.500          2,927,299
-----------------------------------------------------------------------------------------------------
  1,175 Gainesville Utilities Systems
         Revenue-Series A                        Aa2       AA    10/01/20    5.250          1,265,440
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
  Amount                                       Moody's     S&P     Maturity     Interest
  (000)                                        Rating    Rating      Dates       Rates      Value
====================================================================================================
Long-Term Municipal Bonds--(continued)
====================================================================================================
Florida--(concluded)
 $6,425 Orlando Utilities Commission Water
         Revenue-Series C                       Aa2       AA-      10/01/18      5.250%   $ 6,959,496
-----------------------------------------------------------------------------------------------------
                                                                                           11,152,235
=====================================================================================================
Georgia--0.02%
     30 Georgia Municipal Electric Authority
         Power Revenue-Series B                  A2       A+       01/01/16      6.375         30,651
=====================================================================================================
Illinois--10.71%
  5,000 Chicago Parking District Parking
         Facility Revenue                       Baa1      A        01/01/14      6.250      5,912,250
-----------------------------------------------------------------------------------------------------
  1,200 Illinois Educational Facilities
         Authority Revenue Augustana
         College-Series A                       Baa1      NR       10/01/22      5.625      1,217,184
-----------------------------------------------------------------------------------------------------
    250 Metropolitan Pier & Exposition
         Authority                               Aa3      AA-      06/15/27      6.500        255,985
-----------------------------------------------------------------------------------------------------
  6,350 Metropolitan Pier & Exposition
         Authority (Pre-refunded with
         U.S. Government Securities to
         06/15/03 @ 102)                         Aaa      AAA      06/15/27      6.500      6,547,422
-----------------------------------------------------------------------------------------------------
  2,875 Metropolitan Pier & Exposition
         Authority-Series A (MBIA Insured)       Aaa      AAA      06/15/42      5.250      2,966,741
-----------------------------------------------------------------------------------------------------
  1,000 Naperville Electric Revenue (Pre-
         refunded with U.S. Government
         Securities to 05/01/06 @ 100)           Aa2       AA      05/01/12      5.700      1,119,650
-----------------------------------------------------------------------------------------------------
                                                                                           18,019,232
=====================================================================================================
Indiana--11.30%
 1,000 Clark Pleasant Community School
        Building Corp. First Mortgage
        (AMBAC Insured)                          Aaa      AAA       07/15/17      5.500     1,104,710
-----------------------------------------------------------------------------------------------------
 6,735 Indiana Transportation Financing
        Authority Airport Facilities Lease                          11/01/12 to   5.500 to
        Revenue-Series A                          A1       AA       11/01/17      6.250     7,026,433
-----------------------------------------------------------------------------------------------------
 2,000 Indianapolis Local Public
        Improvement Bond Bank-
        Transportation Revenue (Pre-
        refunded with U.S. Government
        Securities to 07/01/03 @ 102)            Aa2       AA-      07/01/10      6.000     2,064,440
-----------------------------------------------------------------------------------------------------
 3,400 Marion County Convention &
        Recreational Facilities Authority
        Excise Tax Revenue-Series A
        (MBIA Insured)                           Aaa      AAA       06/01/17      5.500     3,727,318
-----------------------------------------------------------------------------------------------------
 1,000 Purdue University Student Fee
        Revenue-Series B (Pre-refunded
        with U.S. Government Securities
        to 01/01/05 @ 103)                       Aa2       AA       07/01/15      6.700     1,121,680
-----------------------------------------------------------------------------------------------------
 3,780 Wayne Township Marion County
        School Building Corp.-First                                 01/15/15 to
        Mortgage                                  NR       A+       07/15/15      5.250     3,967,866
-----------------------------------------------------------------------------------------------------
                                                                                           19,012,447
=====================================================================================================


--------------------------------------------------------------------------------
8

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
 Amount                                      Moody's    S&P    Maturity   Interest
  (000)                                      Rating    Rating    Dates      Rates           Value
=====================================================================================================
Long-Term Municipal Bonds--(continued)
=====================================================================================================
Iowa--3.06%
 $4,880 Polk County-Series A                   Aa1       AA+    06/01/19     5.000%       $5,155,183
=====================================================================================================
Kentucky--4.68%
  7,750 Boone County Pollution Control
         Revenue Dayton Power & Light Co.        A2       BBB   11/15/22     6.500         7,869,660
=====================================================================================================
Louisiana--4.13%
  6,390 New Orleans Sewage Service                              06/01/15 to
         Revenue                                Aaa       AAA   06/01/16     5.000         6,940,747
=====================================================================================================
Massachusetts--4.23%
  2,250 Massachusetts State Health &
         Educational Facilities Authority
         Revenue Massachusetts Institute
         of Technology-Series K                 Aaa       AAA   07/01/32     5.500         2,555,077
-----------------------------------------------------------------------------------------------------
  2,260 Massachusetts State Water Pollution
         Abatement-Series 8                     Aaa       AAA   08/01/17     5.000         2,414,494
-----------------------------------------------------------------------------------------------------
  2,000 Massachusetts State Water Pollution
         Abatement-Series A                     Aaa       AAA   08/01/20     5.250         2,139,920
-----------------------------------------------------------------------------------------------------
                                                                                           7,109,491
=====================================================================================================
Michigan--4.60%
  3,425 Michigan State Building Authority
         Revenue Program-Series III             Aa1        AA+  10/15/16     5.375         3,824,149
-----------------------------------------------------------------------------------------------------
  2,000 Delta County Economic
         Development Corp.
         Environmental Improvement
         Revenue-Series A                       Baa2      BBB   04/15/27     6.250         2,013,920
-----------------------------------------------------------------------------------------------------
  1,750 Michigan Municipal Bond Authority
         Clear Water Revenue                    Aaa       AAA   10/01/19     5.250         1,892,730
-----------------------------------------------------------------------------------------------------
                                                                                           7,730,799
=====================================================================================================
Nevada--4.17%
  6,750 Clark County Pollution Control
         Revenue Nevada Power Co.
         Project-Series B (FGIC Insured)        Aaa       AAA   06/01/19     6.600         7,010,550
=====================================================================================================
New Mexico--0.65%
  1,000 University of New Mexico Revenues      Aa3        AA    06/01/16     5.250         1,094,280
=====================================================================================================
New York--3.94%
  2,150 New York State Dormitory Authority
         Revenue Columbia University-                           07/01/14 to
         Series A                               Aaa       AAA   07/01/16     5.125         2,379,226
-----------------------------------------------------------------------------------------------------
  2,000 New York City Municipal Water
         Finance Authority Revenue-Water
         & Sewer Systems-Series D               Aa2        AA   06/15/17     5.250         2,168,380
-----------------------------------------------------------------------------------------------------
  2,000 Triborough Bridge & Tunnel
         Authority New York Revenue-
         Series B                               Aa3        AA-  11/15/20     5.000         2,088,420
-----------------------------------------------------------------------------------------------------
                                                                                           6,636,026
=====================================================================================================


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                                                                               9

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
 Amount                                      Moody's    S&P    Maturity   Interest
  (000)                                      Rating    Rating    Dates      Rates           Value
=====================================================================================================
Long-Term Municipal Bonds--(continued)
=====================================================================================================
North Carolina--9.67%
$3,155   Charlotte Water & Sewer System
          Revenue-Series A                    Aa1       AAA   07/01/15      5.500%        $ 3,662,766
-----------------------------------------------------------------------------------------------------
 9,700   North Carolina Eastern Municipal
          Power Agency-Series A (Escrowed                      01/01/11 to   5.500 to
          to Maturity)                       Baa3       BBB   01/01/21      6.400          10,942,148
-----------------------------------------------------------------------------------------------------
 1,630   North Carolina Eastern Municipal
          Power Agency-Catawba Electric
          Revenue                            Baa1       BBB+  01/01/17      6.250           1,663,056
-----------------------------------------------------------------------------------------------------
                                                                                           16,267,970
=====================================================================================================
Ohio--2.80%
 2,185   Ohio State Higher Education-
          Series B                            Aa1        AA+  11/01/17      5.250           2,398,759
-----------------------------------------------------------------------------------------------------
 2,000   Ohio State Water Development
          Authority Revenue-Fresh Water-                       06/01/16 to
          Series B (FSA Insured)              Aaa       AAA   12/01/17      5.500           2,314,780
-----------------------------------------------------------------------------------------------------
                                                                                            4,713,539
=====================================================================================================
Oregon--0.65%
 1,000   Portland Sewer Systems Revenue-
          Series A                            Aaa       AAA   06/01/18      5.250           1,088,690
=====================================================================================================
Pennsylvania--4.68%
 5,000   Northumberland County Authority-
          Guaranteed Lease Revenue-
          Mountain View Manor Project          NR        NR   10/01/20      7.000           4,950,350
-----------------------------------------------------------------------------------------------------
 2,680   Philadelphia School District-Series A
          (MBIA Insured)                      Aaa       AAA   04/01/15      5.250           2,927,257
-----------------------------------------------------------------------------------------------------
                                                                                            7,877,607
=====================================================================================================
Puerto Rico--1.65%
 2,425   Puerto Rico Public Buildings
          Authority Revenue-Guaranteed
          Government Facilities-Series D     Baa1        A-   07/01/13      5.375           2,781,524
=====================================================================================================
Rhode Island--3.74%
 6,175   Rhode Island Housing & Mortgage
          Finance Corp. Homeownership
          Opportunity-Series 10-A             Aa2        AA+  04/01/27      6.500           6,292,078
=====================================================================================================
South Carolina--0.64%
 1,000   Greenville Waterworks Revenue        Aa1       AAA   02/01/20      5.250           1,077,130
=====================================================================================================
South Dakota--3.06%
 3,760   Lower Brule Sioux Tribe++             NR        NR   08/15/15      6.000           3,662,346
-----------------------------------------------------------------------------------------------------
 1,509   Standing Rock South Dakota New
          Public Housing++                     NR        NR   08/07/13      6.000           1,487,293
-----------------------------------------------------------------------------------------------------
                                                                                            5,149,639
=====================================================================================================
Tennessee--1.59%
 2,500   Memphis-Shelby County Airport
          Authority-Special Facilities
          Revenue Federal Express Corp.      Baa2       BBB   09/01/09      5.000           2,669,775
=====================================================================================================


--------------------------------------------------------------------------------
10

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
 Amount                                         Moody's    S&P    Maturity   Interest
  (000)                                         Rating    Rating    Dates      Rates         Value
=====================================================================================================
Long-Term Municipal Bonds--(concluded)
=====================================================================================================
Texas--25.78%
$2,475   Alvin Independent School District
          School House-Series A                  Aaa       AAA    02/15/17     5.375%    $  2,707,601
-----------------------------------------------------------------------------------------------------
4,000    Coastal Bend Health Facilities
          Development-Incarnate Word
          Health System (Escrowed to
          Maturity) (AMBAC Insured)              Aaa       AAA    01/01/17     6.300        4,884,480
-----------------------------------------------------------------------------------------------------
1,335    Eagle Mountain & Saginaw
          Independent School District
          Unlimited Tax-School Building          Aaa       AAA    08/15/14     5.375        1,490,768
-----------------------------------------------------------------------------------------------------
2,825    Fort Worth Water & Sewer Revenue        Aa2        AA    02/15/16     5.625        3,173,859
-----------------------------------------------------------------------------------------------------
7,416    Harris County Texas Lease++              NR        NR    05/01/20     6.750        7,408,776
-----------------------------------------------------------------------------------------------------
3,007    Houston Community College
          System Certificates of
          Participation++                         NR        NR    06/15/25     7.875        3,055,870
-----------------------------------------------------------------------------------------------------
2,000    Houston Refunding & Public
          Improvement-Series A                   Aa3        AA-   03/01/15     5.250        2,165,940
-----------------------------------------------------------------------------------------------------
3,000    Houston Water & Sewer System
          Revenue-Junior Lien-Series C
          (FGIC Insured)                         Aaa       AAA    12/01/22     5.250        3,103,860
-----------------------------------------------------------------------------------------------------
1,485    Lower Colorado River Authority
          Transmission Contract Revenue          Aaa       AAA    05/15/20     5.250        1,578,926
-----------------------------------------------------------------------------------------------------
2,350    Port Corpus Christi Industrial
          Development Corp. Revenue-
          Valero Energy Corp.-Series C           Baa2       BBB   04/01/18     5.400        2,268,079
-----------------------------------------------------------------------------------------------------
3,000    San Antonio Electric & Gas Revenue      Aa1        AA+   02/01/20     5.375        3,218,790
-----------------------------------------------------------------------------------------------------
3,200    San Antonio Electric & Gas
          Revenue-Series A                       Aa1        AA+   02/01/21     4.500        3,119,328
-----------------------------------------------------------------------------------------------------
5,000    Texas Health Facilities Development
          Corp.-All Saints Episcopal
          Hospital-Series B (Pre-refunded
          with U.S. Government securities
          to 8/15/03 @ 102) (MBIA Insured)       Aaa       AAA    08/15/22     6.250        5,195,850
-----------------------------------------------------------------------------------------------------
                                                                                           43,372,127
=====================================================================================================
Utah--1.31%
2,000    Utah Assisted Municipal Power
          Systems Revenue Payson Power
          Project-Series A                       Aaa       AAA    04/01/16     5.250        2,197,480
=====================================================================================================
Virginia--0.71%
1,050    Chesapeake Public Improvement           Aa2       AA     12/01/14     5.500        1,189,986
=====================================================================================================
Washington--2.09%
3,035    Metropolitan Park District Tacoma                        12/01/14 to
          (AMBAC Insured)                        Aaa       AAA    12/01/16     6.000        3,512,694
=====================================================================================================
Total Long-Term Municipal Bonds (cost $223,368,734)                                       233,417,056
=====================================================================================================


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
 Amount                                         Moody's    S&P    Maturity   Interest
  (000)                                         Rating    Rating    Dates      Rates         Value
=====================================================================================================
Short-Term Municipal Notes--7.33%
=====================================================================================================
Alaska--0.30%
$ 500    Valdez Alaska Marine Terminal
          Revenue-Exxon Pipeline
          Company-Project C                       P1       A1+    04/01/03     1.100%*    $   500,000
=====================================================================================================
California--3.45%
  300    California Health Facilities Financing
          Authority Revenue-Hospital
          Adventist-Series A                    VMIG-1     A1+    04/01/03     1.200*         300,000
-----------------------------------------------------------------------------------------------------
5,500    California State Department Water
          Resources Power Supply Revenue-
          Series B2                             VMIG-1     A1+    04/01/03     1.200*       5,500,000
-----------------------------------------------------------------------------------------------------
                                                                                            5,800,000
=====================================================================================================
Connecticut--0.32%
  550    Connecticut State Health &
          Educational Facilities Authority
          Revenue-Yale University               VMIG-1     A1+    04/01/03     1.150*         550,000
=====================================================================================================
Florida--0.06%
  100    Jacksonville Electric
          Authority Revenue                     VMIG-1     A1+    04/01/03     1.200*         100,000
=====================================================================================================
Georgia--0.06%
  100    Hapeville Development Authority
          Industrial Development Revenue-
          Hapeville Hotel Ltd.                    P1       NR     04/01/03     1.150*         100,000
=====================================================================================================
Louisiana--0.06%
  100    East Baton Rouge Parish Pollution
          Control Revenue-Exxon Project           P1       A1+    04/01/03     1.100*         100,000
=====================================================================================================
Massachusetts--0.95%
1,600    Massachusetts State Water
          Resources Authority-Series C          VMIG-1     A1+    04/01/03     1.150*       1,600,000
=====================================================================================================
Michigan--0.30%
  100    Michigan University Revenue-
          Series A-2                            VMIG-1     A1+    04/01/03     1.150*         100,000
-----------------------------------------------------------------------------------------------------
  400    University of Michigan Revenues
          Refunding Medical Service
          Plan A-1                              VMIG-1     A1+    04/01/03     1.150*         400,000
-----------------------------------------------------------------------------------------------------
                                                                                              500,000
=====================================================================================================
Ohio--0.06%
  100    Ohio State Air Quality Development
          Authority Revenue-Refunding
          Pollution Control Ohio Edison-
          Series C                              VMIG-1     A1+    04/01/03     1.150*         100,000
=====================================================================================================
Texas--1.77%
  200    Angelina & Neches River Authority
          Solid Waste Revenue-Series C           P1        NR     04/01/03     1.150*         200,000
-----------------------------------------------------------------------------------------------------
  330    Bell County Health Facilities
          Development Corp. Revenue
          Scott & White Memorial Hospital
          (MBIA Insured)                        VMIG1      A1+    04/01/03     1.200*         330,000
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--March 31, 2003 (unaudited)

Principal
 Amount                                         Moody's    S&P    Maturity   Interest
  (000)                                         Rating    Rating    Dates      Rates           Value
=====================================================================================================
Short-Term Municipal Notes--(concluded)
=====================================================================================================
Texas--(concluded)
$ 450    Guadalupe-Blanco River Authority
          Pollution Central Revenue            VMIG-1     A1+   04/01/03   1.150%*       $    450,000
-----------------------------------------------------------------------------------------------------
  100    Harris County Health Facilities
          Development Corp.                       NR       A1+   04/01/03   1.200*            100,000
-----------------------------------------------------------------------------------------------------
  500    Harris County Health Facilities
          Development Corp. Texas Medical
          Center-Series B (FSA Insured)         VMIG-1     A1+   04/01/03   1.200*            500,000
-----------------------------------------------------------------------------------------------------
1,400    Lower Neches Valley Authority
          Development Corp.-ExxonMobil
          Project-Series A                      VMIG-1     A1+   04/01/03   1.100*          1,400,000
-----------------------------------------------------------------------------------------------------
                                                                                            2,980,000
-----------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost $12,330,000)                                        12,330,000
-----------------------------------------------------------------------------------------------------
Total Investments (cost--$235,698,734)--146.09%                                           245,747,056
-----------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--1.47%                                                2,464,083
-----------------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares--(47.56)%                                   (80,000,000)
-----------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders--100.00%                                    $168,211,139
=====================================================================================================

+     The maturity date reflects the mandatory date bond will be put back to issuer.
++    Illiquid securities representing 9.28% of net assets.
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2003.
AMBAC - American Municipal Bond Assurance Corporation
FGIC  - Financial Guaranty Insurance Company
FSA   - Financial Security Assurance
MBIA  - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
                                                                              13

Investment Grade Municipal Income Fund Inc.

Statement of Assets and Liabilities--March 31, 2003 (unaudited)

Assets:
Investments in securities, at value (cost--$235,698,734)                        $ 245,747,056
---------------------------------------------------------------------------------------------
Cash                                                                                   84,073
---------------------------------------------------------------------------------------------
Receivable for investments sold                                                       100,130
---------------------------------------------------------------------------------------------
Interest receivable                                                                 3,639,596
---------------------------------------------------------------------------------------------
Other assets                                                                           12,696
---------------------------------------------------------------------------------------------
Total assets                                                                      249,583,551
---------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                                   1,065,600
---------------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                       163,192
---------------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                                    84,037
---------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                 59,583
---------------------------------------------------------------------------------------------
Total liabilities                                                                   1,372,412
---------------------------------------------------------------------------------------------
Auction Preferred Shares Series A & B--1,600 non-participating shares authorized, issued and outstanding; $0.001 par value; $50,000 liquidation
 value per share                                                                   80,000,000
---------------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                    $ 168,211,139
---------------------------------------------------------------------------------------------
Net assets applicable to common shareholders:
Common Stock--$0.001 par value; 199,998,400 shares authorized;
 10,356,667 shares issued and outstanding                                         153,674,147
---------------------------------------------------------------------------------------------
Undistributed net investment income                                                 1,819,479
---------------------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions                          2,669,191
---------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                         10,048,322
---------------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                    $ 168,211,139
---------------------------------------------------------------------------------------------
Net asset value per common share ($168,211,139 applicable to 10,356,667
 common shares outstanding)                                                     $       16.24
=============================================================================================

                See accompanying notes to financial statements


--------------------------------------------------------------------------------
14

Investment Grade Municipal Income Fund Inc.

Statement of Operations

                                                                                 For the Six
                                                                                Months Ended
                                                                                 March 31,
                                                                                    2003
                                                                                 (unaudited)
=============================================================================================
Investment income:
Interest                                                                        $  6,461,724
--------------------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                                        1,108,451
--------------------------------------------------------------------------------------------
Custody and accounting                                                                73,897
--------------------------------------------------------------------------------------------
Auction Preferred Shares expenses                                                     58,034
--------------------------------------------------------------------------------------------
Professional fees                                                                     29,102
--------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                   22,843
--------------------------------------------------------------------------------------------
Transfer agency fees                                                                  10,975
--------------------------------------------------------------------------------------------
Directors' fees                                                                        3,137
--------------------------------------------------------------------------------------------
Other expenses                                                                        21,111
--------------------------------------------------------------------------------------------
                                                                                   1,327,550
--------------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator                         (153,951)
--------------------------------------------------------------------------------------------
Net expenses                                                                       1,173,599
--------------------------------------------------------------------------------------------
Net investment income                                                              5,288,125
--------------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment activities:
Net realized gain from investment transactions                                     2,669,628
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments                 (2,766,388)
--------------------------------------------------------------------------------------------
Net realized and unrealized loss from investment activities                          (96,760)
--------------------------------------------------------------------------------------------
Dividends and distributions to auction preferred shareholders from:
Net investment income                                                               (366,274)
--------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                      (203,712)
--------------------------------------------------------------------------------------------
Total dividends and distributions to auction preferred shareholders                 (569,986)
--------------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders resulting from
 operations                                                                     $  4,621,379
=============================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Statement of Changes in Net Assets Applicable to
Common Shareholders

                                                                  For the Six
                                                                  Months Ended         For the
                                                                 March 31, 2003       Year Ended
                                                                   (unaudited)    September 30, 2002
====================================================================================================
From operations:
Net investment income                                              $  5,288,125         $ 11,453,707
----------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                       2,669,628            2,096,508
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                         (2,766,388)             892,716
----------------------------------------------------------------------------------------------------
Dividends and distributions to auction preferred shareholders          (569,986)          (1,300,511)
----------------------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
 resulting from operations                                            4,621,379           13,142,420
----------------------------------------------------------------------------------------------------
Dividends and distributions to common shareholders from:
Net investment income                                                (4,971,200)          (9,631,700)
----------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                      (1,893,199)            (351,091)
----------------------------------------------------------------------------------------------------
Total dividends and distributions to common shareholders             (6,864,399)          (9,982,791)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common
 shareholders                                                        (2,243,020)           3,159,629
----------------------------------------------------------------------------------------------------
Net assets applicable to common shareholders:
Beginning of period                                                 170,454,159          167,294,530
----------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
 of $1,819,479 and $1,868,828, respectively)                       $168,211,139         $170,454,159
====================================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
16

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and Distributions--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the performance of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)

United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. At March 31, 2003, the Fund owed UBS Global AM $163,192, representing $189,513 for investment advisory and administration fees less amounts due for fee waivers of $26,321. For the six months ended March 31, 2003, UBS Global AM voluntarily waived $153,951 in investment advisory and administration fees from the Fund.

Common Stock

There are 199,998,400 shares of $0.001 par value common stock authorized and 10,356,667 common shares outstanding at March 31, 2003.

Auction Preferred Shares

The Fund has issued 800 shares of Auction Preferred Shares Series A and 800 shares of Auction Preferred Shares Series B, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 28 days for APS Series A and 90 days for APS Series B. Dividend rates ranged from 0.953% to 1.850% for the six months ended March 31, 2003.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to


--------------------------------------------------------------------------------
18

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements (unaudited)

common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the auction preferred shares will vote separately as a class on certain matters, as required by law. The holders of the auction preferred shares have the right to elect two directors of the Fund.

The redemption of the Fund's auction preferred shares is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

Federal Tax Status

For federal income tax purposes, at March 31, 2003, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)      $10,409,134
-------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)         (360,812)
-------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                $10,048,322
=====================================================================================

For the six months ended March 31, 2003, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $71,605,209 and $69,518,361, respectively.

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended September 30, 2002 was as follows:

Distributions paid from:                      2002
====================================================
Tax-exempt income                        $10,887,019
----------------------------------------------------
Net long-term realized capital gains         436,163
----------------------------------------------------
Total distributions paid                 $11,323,182
====================================================

Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Fund after the Fund's fiscal year end, at September 30, 2003.


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                                     For the Six
                                     Months Ended                          For the Years Ended September 30,
                                    March 31, 2003    ==============================================================================
                                     (unaudited)         2002             2001             2000             1999             1998
====================================================================================================================================
Net asset value,
 beginning of period                  $  16.46         $  16.15         $  15.91         $  16.09         $  17.09         $  16.78
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                     0.51             1.11             1.17             1.18             1.17             1.19
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
 (losses) from investment activities     (0.01)            0.29             0.46            (0.13)           (1.02)            0.29
------------------------------------------------------------------------------------------------------------------------------------
Common share equivalent of
 dividends and distributions paid
 to auction preferred
 shareholders from:
 Net investment income                   (0.04)           (0.12)           (0.23)           (0.31)           (0.25)           (0.27)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gains from
  investment transactions                (0.02)           (0.01)           (0.07)         (0.00)1               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
 paid to auction preferred
 shareholders                            (0.06)           (0.13)           (0.30)           (0.31)           (0.25)           (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations                    0.44             1.27             1.33             0.74            (0.10)            1.21
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions paid
 to common shareholders from:
 Net investment income                   (0.48)           (0.93)           (0.90)           (0.90)           (0.90)           (0.90)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gains from
  investment transactions                (0.18)           (0.03)           (0.19)           (0.02)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
 to common shareholders                  (0.66)           (0.96)           (1.09)           (0.92)           (0.90)           (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $  16.24         $  16.46         $  16.15         $  15.91         $  16.09         $  17.09
------------------------------------------------------------------------------------------------------------------------------------
Market value, end of period           $  14.72         $  15.60         $  15.39         $  13.75         $  13.88         $  15.94
------------------------------------------------------------------------------------------------------------------------------------
Total investment return2                 (1.39)%           7.96%           20.59%            5.90%           (7.68)%          12.21%
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets
 attributable to common shares:
Total expenses, net of waivers
 from advisor                             1.41%*           1.48%            1.49%            1.52%            1.52%            1.44%
------------------------------------------------------------------------------------------------------------------------------------
Total expenses, before waivers
 from advisor                             1.59%*           1.67%            1.68%            1.71%            1.71%            1.62%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income before
 auction preferred shares
 dividends                                6.35%*           6.89%            7.30%            7.48%            7.01%            7.03%
-----------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares
 dividends from net investment
 income                                   0.44%*           0.73%            1.42%            1.99%            1.50%            1.62%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income available
 to common shareholders, net
 of waivers from advisor                  5.91%*           6.16%            5.88%            5.49%            5.51%            5.41%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income available
 to common shareholders,
 before waivers from advisor              5.73%*           5.97%            5.69%            5.30%            5.32%            5.23%
------------------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Net assets applicable to common
 shareholders, end of period (000's)  $168,211         $170,454         $167,295         $164,769         $166,618         $176,983
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          30%              21%               8%              14%               8%               0%
------------------------------------------------------------------------------------------------------------------------------------
Asset coverage per share of auction
 preferred shares, end of period      $155,132         $156,534         $154,559         $152,980         $154,136         $160,614
====================================================================================================================================

*     Annualized
1     Distribution equal to $0.0042 per share.
2 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions or taxes paid on realized capital gain distributions and has not been annualized for periods less than one year.


--------------------------------------------------------------------------------
20

Investment Grade Municipal Income Fund Inc.

General Information (unaudited)

The Fund

Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which has over $73.0 billion in assets under management as of April 30, 2003.

Shareholder Information

The Fund's NYSE trading symbol is "PPM." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on January 16, 2003. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowan, William
W. Hewitt, Jr., Morton L. Janklow, Frederick V. Malek, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

Common Stock and APS Shares Voting as a Single Class

                                                                                      Shares
                                                                 Shares              Withhold
To vote for or withhold authority in the election of:          Voted For            Authority
================================================================================================
Richard Q. Armstrong                                      9,733,194.7553            304,966.4797
------------------------------------------------------------------------------------------------
David J. Beaubien                                         9,726,419.7553            311,741.4797
------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr.                                    9,716,531.7553            321,629.4797
------------------------------------------------------------------------------------------------
Richard R. Burt                                           9,729,981.7553            308,179.4797
------------------------------------------------------------------------------------------------
George W. Gowen                                           9,719,169.7553            318,991.4797
------------------------------------------------------------------------------------------------
William W. Hewitt, Jr.                                    9,716,735.7553            321,425.4797
------------------------------------------------------------------------------------------------
Morton L. Janklow                                         9,719,038.8797            319,122.3553
------------------------------------------------------------------------------------------------
Frederick V. Malek                                        9,730,461.7553            307,699.4797
------------------------------------------------------------------------------------------------
Carl W. Schafer                                           9,728,538.7553            309,622.4797
------------------------------------------------------------------------------------------------
William D. White                                          9,729,159.7553            309,001.4797
================================================================================================


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Shareholder Information (concluded)

Auction Preferred Shares

                                                                      Shares
                                                         Shares      Withhold
To vote for or withhold authority in the election of:  Voted For     Authority
==============================================================================
Margo N. Alexander                                        1,500         0
------------------------------------------------------------------------------
Meyer Feldberg                                            1,500         0
------------------------------------------------------------------------------

Broker non-votes were as follows: common stock - 320,005.765 shares; and Auction Preferred Shares - 100 shares.

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS PaineWebber Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.


Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in


--------------------------------------------------------------------------------
22

Investment Grade Municipal Income Fund Inc.

General Information (unaudited) (concluded)

Dividend Reinvestment Plan (concluded)

connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

Directors

E. Garrett Bewkes, Jr.   George W. Gowen
Chairman                 William W. Hewitt, Jr.
Margo N. Alexander       Morton L. Janklow
Richard Q. Armstrong     Frederic V. Malek
David J. Beaubien        Carl W. Schafer
Richard R. Burt          William D. White
Meyer Feldberg

Principal Officers

Joseph A. Varnas                 Elbridge T. Gerry III
President                        Vice President

Amy R. Doberman                  W. Douglas Beck
Vice President and Secretary     Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

         [LOGO] UBS Global Asset Management
                51 West 52nd Street
                New York, NY 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Items 5 and 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 8. [Reserved by SEC for future use. ]

Item 9.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

      (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

      (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal income fund inc.


By: /s/ Joseph A. Varnas
    -------------------------------
    Joseph A. Varnas
    President

Date: June 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joseph A. Varnas
    -------------------------------
    Joseph A. Varnas
    President

Date: June 6, 2003


By: /s/ Paul H. Schubert
    -------------------------------
    Paul H. Schubert
    Treasurer

Date: June 6, 2003